Leases - Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Leases with Remaining Terms Exceeding One Year (Detail) ¥ in Millions	Sep. 30, 2015 JPY (¥)
Leases
Total minimum lease payments	¥ 164,903
Less: Sublease rental income	(7,180)
Net minimum lease payments	¥ 157,723